Warehouse Lines of Credit (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Schedule of Lines of Credit
The Company had the following warehouse lines of credit with financial institutions as of September 30, 2021 and December 31, 2020, respectively, (in thousands):

Warehouse Lines of Credit 1	Expiration Date	September 30, 2021	December 31, 2020
Master Repurchase Agreement (“MRA”) Funding:
$400 Million 2	6/23/2021	$—	$287,073
$2 Billion2	7/1/2021	—	499,841
$150 Million 2	9/19/2021	—	112,429
$300 Million	11/16/2021	272,308	249,006
$250 Million	12/23/2021	95,943	86,928
$1 Billion	1/10/2022	862,650	769,510
$3.5 Billion	2/23/2022	2,516,316	1,344,851
$500 Million	3/4/2022	379,161	666,891
$150 Million	5/24/2022	129,404	140,237
$200 M illion	7/6/2022	186,653	198,705
$400 M illion	10/20/2022	309,810	248,947
$1 B illion	4/23/2023	905,118	—
$2 B illion	5/26/2023	987,968	1,179
$4 B illion	7/28/2023	2,394,222	1,685,138
$700 Million	8/30/2023	573,280	365,577
$1.5 Billion	9/18/2023	671,432	209,138
Early Funding:
$250 Million (ASAP + - see below)	No expiration	203,125	75,947
$150 Million ( EF - see below)	No expiration	560	—

All interest rates are variable based on a spread to the one-month LIBOR rate.		$10,487,950	$6,941,397

1	An aggregate of $1.7 billion of these line amounts is committed as of Septembe r 30, 2021.
2	This warehouse line of credit agreement expired pursuant to its terms prior to September 30, 2021.

UNITED WHOLESALE MORTGAGE, LLC
Debt Instrument [Line Items]
Schedule of Lines of Credit
The Company had the following warehouse lines of credit with financial institutions as of December 31, 2020 and 2019, respectively, (in thousands):

As of December 31, 2020 Warehouse Lines of Credit	Expiration Date	December 31, 2020	December 31, 2019
$1.5 Billion	2/10/2021	$1,344,851	$510,954
$800 Million	3/5/2021	666,891	314,728
$200 Million	3/24/2021	86,928	150,229
$150 Million	5/25/2021	140,237	133,196
$400 Million	6/23/2021	287,073	436,437
$2 Billion	7/1/2021	499,841	800,764
$200 Million	7/7/2021	198,705	156,632
$750 Million	9/7/2021	209,138	—
$150 Million	9/19/2021	112,429	106,256
$400 Million	9/23/2021	248,947	240,620
$925 Million	10/29/2021	1,179	—
$3 Billion	10/29/2021	1,685,138	1,384,903
$250 Million	11/16/2021	249,006	355,540
$500 Million	12/28/2021	365,577	—
$1 Billion	1/10/2022	769,510	513,645
$250 Million (ASAP + —see below)	No expiration	75,947	85,683
$150 Million (gestation line—see below)	No expiration	—	—

All interest rates are variable based on a spread to the one-month LIBOR rate.		$6,941,397	$5,189,587